PROVISIONS ON ASSETS	12 Months Ended
Dec. 31, 2018
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
PROVISIONS ON ASSETS

10.  PROVISIONS ON ASSETS

Year ended December 31	2018	2017
Utilities	$193.7	$—
Midstream	153.7	6.6
Power	381.3	133.0
	$728.7	$139.6

Utilities

In 2018, AltaGas recorded pre-tax provisions of $193.7 million related to certain rate-regulated natural gas distribution utility assets that were classified as held for sale in the third quarter of 2018. The pre-tax provision was comprised of $119.1 million on goodwill and $74.6 million on property, plant and equipment. No provisions on assets were recorded in 2017 for the Utilities segment.

Midstream

In 2018, AltaGas recorded pre-tax provisions totaling $153.7 million in the Midstream segment. The pre-tax provisions included $117.2 million related to certain non-core midstream assets that are classified as held for sale at December 31, 2018 (Note 5) and $36.5 million related to shut-in assets in the South, Cold Lake and Northwest operating areas. The total pre-tax provisions of $153.7 million were comprised of $148.1 million on property, plant, and equipment, $0.5 million on intangible assets, and $5.1 million on goodwill.

In 2017, AltaGas recorded a pre-tax provision on assets of $6.6 million on a non-core gas processing facility that was classified as held for sale (Note 5).

Power

In 2018, AltaGas recorded pre-tax provisions totaling $381.3 million in the Power segment. Of this, $340.6 million related to the Tracy, Hanford, and Henrietta gas-fired peaking plants in California that were disposed of in November 2018. The pre-tax provision on the California power assets was comprised of $221.3 million on property, plant, and equipment and $119.3 million on intangible assets. In addition, pre-tax provisions of $9.8 million were recorded on certain non-core power assets in Canada that are classified as held for sale at December 31, 2018 (Note 5),  $23.1 million on a development project in the U.S., $1.8 million on the Pomona natural gas-fired co-generation facility in the United States, and $6.0 million on a WGL Energy Systems financing receivable that was classified as held for sale at December 31, 2018 (Note 5).

In 2017, AltaGas recognized pre-tax provisions on assets related to the Hanford and Henrietta gas-fired peaking plants in California, certain non-core development stage gas-fired peaking projects in California, and the Kent development project in Alberta of $133.0 million. The pre-tax provisions of $133.0 million were comprised of $48.5 million on intangible assets and $84.5 million on property, plant and equipment.